SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARIES
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is a subsidiary issuer of the Corporation. Historically, the Corporation has also issued debt securities through other subsidiaries, including Brookfield Finance LLC (“BFL”) and Brookfield Finance I (UK) PLC (“BF U.K.”). As at June 30, 2026, BFI is the issuer of the following series of notes (together with BFL and BF U.K. as co-obligors, as noted below):
•$1.1 billion of 3.90% notes due in 2028;
•$1.0 billion of 4.85% notes due in 2029;
•$750 million of 4.35% notes due in 2030;
•$500 million of 2.724% notes due in 2031;
•$600 million of 2.34% notes due in 2032 (BF U.K. co-obligor);
•$700 million of 6.35% notes due in 2034;
•$450 million of 5.675% notes due in 2035;
•$650 million of 5.33% notes due in 2036;
•$900 million of 4.70% notes due in 2047;
•$600 million of 3.45% notes due in 2050 (BFL co-obligor);
•$750 million of 3.50% notes due in 2051;
•$400 million of 3.625% notes due in 2052;
•$950 million of 5.968% notes due in 2054;
•$500 million of 5.813% notes due in 2055;
•$700 million of 6.30% subordinated notes due in 2055; and
•$400 million of 4.625% subordinated notes due in 2080.
In addition, Brookfield Finance II Inc. (“BFI II”) is the issuer of C$1.0 billion of 5.431% notes due in 2032, C$350 million of 4.388% notes due in 2033 and C$650 million of 5.399% notes due in 2055. During the second quarter, BFI II issued C$500 million of 4.803% notes due in 2036 and an additional C$250 million of its existing 5.399% notes due in 2055. Brookfield Capital Finance LLC (the “US LLC Issuer”) is the issuer of $550 million of 6.087% notes due in 2033, and BF U.K. is the issuer of $230 million of 4.50% perpetual subordinated notes.

BFL is a Delaware limited liability company formed on February 6, 2017 and is a subsidiary of the Corporation. The US LLC Issuer is a Delaware limited liability company formed on August 12, 2022 and a subsidiary of the Corporation. BFI II was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is a subsidiary of the Corporation. BF U.K. (collectively with BFI, BFI II, BFL, BF AUS, and the US LLC Issuer, the “Debt Issuers”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is a subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is a subsidiary of the Corporation. Brookfield Finance IV Inc. (“BFI IV”) was incorporated on December 11, 2025 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance V Inc. (“BFI V”, and collectively with BFL II and BFI IV, the “Pref Issuers”) was incorporated on December 11, 2025 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. The Debt Issuers are consolidated subsidiaries of the Corporation that may offer and sell debt securities. The Pref Issuers are consolidated subsidiaries of the Corporation that may offer and sell preferred shares (in the case of BFL II, preferred shares representing limited liability company interests). Any debt securities issued by the Debt Issuers are, or will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation. Any preferred shares of the Pref Issuers will be fully and unconditionally guaranteed as to payment of distributions when due, amounts due on redemption, and amounts due on the liquidation, dissolution or winding-up of the applicable Pref Issuer, in each case by the Corporation.
The US LLC Issuer, BFI II, BFI IV, BFI V, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the securities of its consolidated subsidiaries, which invest in the Corporation’s real estate, infrastructure, energy, and asset management segments. BIC has issued Class 1 Senior Preferred Shares, which, other than in respect of such preferred shares that are held by the Corporation and its affiliates, are fully and unconditionally guaranteed as to payment of dividends when due, amounts due on redemption or retraction, and amounts due on the liquidation, dissolution or winding-up of BIC, in each case by the Corporation on a subordinated basis. As at June 30, 2026, C$20 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder and therefore presented within accounts payable and other on the consolidated balance sheets.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFI IV, BFI V, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUNE 30, 2026 (MILLIONS)	The Corporation	BFI	BFI II	BFI IV	BFI V	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[1]	Consolidating Adjustments[2]	The Company Consolidated
Revenues	$1,825	$158	$74	$—	$—	$—	$—	$—	$3	$11	$91	$22,068	$(4,824)	$19,406
Net income attributable to shareholders	364	22	49	—	—	—	—	—	3	—	94	3,687	(3,855)	364
Total assets	79,358	15,016	1,951	—	—	—	—	—	168	552	26,845	586,285	(184,660)	525,515
Total liabilities	32,787	13,178	1,941	—	—	2	—	—	1	550	3,986	344,470	(38,036)	358,879
Non-controlling interest - preferred equity	—	—	—	—	—	—	—	—	230	—	—	—	—	230

AS AT DECEMBER 31, 2025 AND FOR THE THREE MONTHS ENDED JUNE 30, 2025 (MILLIONS)	The Corporation	BFI	BFI II	BFI IV	BFI V	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[1]	Consolidating Adjustments[2]	The Company Consolidated
Revenues	$289	$125	$(31)	$—	$—	$—	$—	$—	$—	$11	$41	$21,078	$(3,430)	$18,083
Net income (loss) attributable to shareholders	272	(4)	(40)	—	—	—	—	—	—	—	(41)	2,538	(2,453)	272
Total assets	79,866	15,283	1,463	—	—	—	—	—	168	552	28,770	573,577	(180,708)	518,971
Total liabilities	31,980	13,636	1,454	—	—	2	—	—	1	550	4,278	338,716	(37,840)	352,777
Non-controlling interest - preferred equity	—	—	—	—	—	—	—	—	230	—	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2026	The Corporation	BFI	BFI II	BFI IV	BFI V	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[1]	Consolidating Adjustments[2]	The Company Consolidated
Revenues	$2,587	$317	$113	$—	$—		$—	$—	$7	$22	$182	$42,111	$(7,353)	$37,986
Net income attributable to shareholders	466	43	69	—	—		—	—	7	—	182	5,242	(5,543)	466

FOR THE SIX MONTHS ENDED JUN. 30, 2025	The Corporation	BFI	BFI II	BFI IV	BFI V	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[1]	Consolidating Adjustments[2]	The Company Consolidated
Revenues	$1,146	$233	$(21)	$—	$—	$—	$—	$—	$4	$22	$84	$40,665	$(6,106)	$36,027
Net income (loss) attributable to shareholders	345	(20)	(40)	—	—	—	—	—	4		(27)	4,527	(4,444)	345
1.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFI IV, BFI V, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
2.This column includes the necessary adjustments to present the company’s results on a consolidated basis.